ACQUISITIONS (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 06, 2021	Sep. 27, 2021	Jun. 23, 2021	Jun. 21, 2021	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Hold back percentage			10.00%	10.00%
Finite-Lived Intangible Asset, Useful Life						20 years		20 years
Depreciation, Depletion and Amortization, Nonproduction						$ 131,958		$ 2,730	$ 650
Payable in cash for shares						$ 1,210,805		$ 1,283,464	$ 377,106
Shares issuable						0		6,921,299	8,137,859
Foundation Sports [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Depreciation, Depletion and Amortization, Nonproduction						$ 129,054	$ 0
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					6 years
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					4 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					7 years
Membership Interest Purchase Agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Membership interest purchase agreement, description				On June 21, 2021, the Company completed one immaterial acquisition by entering into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i) 600,000 shares of common stock on the closing date, (ii) 200,000 shares of common stock on the first anniversary of the closing date and (iii) 200,000 shares of common stock on the second anniversary of the closing date (collectively, the “Shares”), provided that 10% of the Shares of each tranche will be held back by the Company and not delivered to the recipients for a period of 12 months from the date of their issuance. The Shares are subject to a 12-month lock-up from their date of delivery during which time they may not be offered or sold by the Seller or any other recipient thereof without the express written consent of the Company. On June 23, 2021, the Company issued 540,000 shares of its common stock to the receipts under the MIPA, which consisted of 600,000 shares less a hold-back of 10% (i.e., 60,000 shares).
Hold back shares			600,000	600,000
Stock issued			540,000
Share Purchase Agreement [Member] | Flixsense Pty Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
[custom:AgreementDescription]		On September 27, 2021, the Company entered into a share purchase agreement (the “Agreement”) pursuant to which it agreed to purchase 100% of the share capital of Flixsense Pty Ltd. (the “Shares”) d/b/a Gameface (“Gameface”) in exchange for the following consideration: (i) 6,666,667 shares of the Company’s common stock (subject to adjustment); and (ii) 1,000,000 additional earn-out shares of the Company’s common stock (subject to the fulfilment of certain milestones), provided that, at the election of Jalaluddin Shaik, the majority shareholder of the selling shareholders of Gameface (“Shaik”), the Company has agreed to pay Shaik $500,000 in cash in lieu of the issuance of 142,587 shares of common stock. The closing of the acquisition is subject to the satisfaction of the closing conditions described in the Agreement. The transaction is expected to close during the Company’s quarter ended January 31, 2022.
Share capital purchase percentage		100.00%
Common stock issuable		6,666,667
Earnout shares issuable		1,000,000
Share Purchase Agreement [Member] | Flixsense Pty Ltd [Member] | Shaik [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Payable in cash for shares		$ 500,000
Shares issuable		142,587
Merger Agreement [Member] | PlaySight Interactive Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
[custom:AgreementDescription]	On October 6, 2021, the Company entered into a merger agreement with, inter alia, PlaySight Interactive Ltd. (“PlaySight”) (the “PlaySight Agreement”) pursuant to which PlaySight will, subject to the satisfaction of the closing conditions described in the PlaySight Agreement, become a wholly owned subsidiary of the Company in exchange for the following consideration: (i) 28,333,333 shares of the Company’s common stock (subject to adjustment); (ii) payment of certain PlaySight transaction costs; and (iii) up to a maximum of 5,142,858 earn-out shares (subject to the fulfilment of certain milestones and reduction under certain circumstances). The transaction is expected to close during the Company’s quarter ended January 31, 2022.
Common stock issuable	28,333,333
Merger Agreement [Member] | PlaySight Interactive Ltd [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Earnout shares issuable	5,142,858